Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2021
Other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of Capital Commitments

	SA Rand
Figures in million	2021	2020
Capital expenditure commitments
Contracts for capital expenditure	341	262
Share of joint operation's contracts for capital expenditure	32	106
Authorised by the directors but not contracted for	7 425	1 314
Total capital commitments	7 798	1 682

Disclosure of Guarantees

	SA Rand
Figures in million	2021	2020
Guarantees
Guarantees and suretyships[1]	481	143
Environmental guarantees[2]	479	479
Total guarantees	960	622
[1]The increase is due to additional guarantees following the acquisition of Mponeng operations and related assets required for power services.
2At 30 June 2021 R146 million (2020: R104 million) has been pledged as collateral for environmental guarantees in favour of certain financial institutions. Refer to note 17.